Other Accrued Liabilities (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 24, 2012
First Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	$ 3.0
Legal proceeding payment installment due date	Mar. 24, 2014
Second Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	4.0
Legal proceeding payment installment due date	Mar. 24, 2015
Third Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	$ 4.0
Legal proceeding payment installment due date	Mar. 21, 2016